Trade and other liabilities and other non-current liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2022
Business combinations during the period
Current contingent consideration related to milestones CellPoint		€ 8,485
Non-current contingent consideration related to milestones CellPoint	€ 20,972	€ 13,582
Cell Point Acquisition
Business combinations during the period
Fair value of contingent consideration			€ 20,211
Contingent consideration on certain development milestone			20,000
Contingent consideration on regulatory milestone			30,000
Contingent consideration on sales based milestone			50,000
Discount rate	13.72%	12.50%
Probability, success, percentage	5.00%
Impact on contingent consideration liability of change in probability of success	€ 3,000
Cell Point Acquisition | Maximum
Business combinations during the period
Additional contingent consideration			€ 100,000